Commitments and Contingencies (Details) - USD ($)					1 Months Ended	12 Months Ended
	May 05, 2017	Sep. 22, 2016	May 20, 2016	Apr. 28, 2014	Nov. 24, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2014
Name of plaintiff			Mr. Oliver Bengough
Name of defendant			OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the "Respondents").
Domicile of litigation			High Court of Justice, Chancery Division (the “Court”)
Description of allegations			In the Petition, Mr. Bengough claimed, among other things, certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a "deterioration" of the relationship between the parties. OCHL was formed by OCL's stockholders for the sole purpose of acquiring all of the registered and contributed capital of OCL, is a 50%-owned subsidiary of the Company and is the former parent of OCL.
Aggregate principal amount						$ 50,000		$ 242,498
Payment of acquisition of promotional rights						$ 350,000
Jjat Corp [Member]
Number of shares issued				58,000,000
BTG Financial Consulting LLP [Member]
Description Of Agreement Terms
The parties and that its analysis yielded that the value of the ordinary shares of OCHL is $4,455,833 (£3,612,057), therefore entitling the Company to $2,182,274 (£1,769,029) (or 50% of the value) minus $45,643 (£37,000) (as agreed to by the parties).

Litigation Case [Member]
Name of plaintiff			Mr. Oliver Bengough
Name of defendant			OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the "Respondents").
Domicile of litigation			High Court of Justice, Chancery Division (the "Court")
Description of allegations			In the Petition, Mr. Bengough claimed, among other things, certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a "deterioration" of the relationship between the parties. OCHL was formed by OCL's stockholders for the sole purpose of acquiring all of the registered and contributed capital of OCL, is a 50%-owned subsidiary of the Company and is the former parent of OCL.
Subsequent Event [Member]
Number of shares issued	2,000,000
Common stock [Member]
Number of shares issued							150,000
Settlement Agreement [Member] | Messrs Ellin And Bengough [Member] | Deferred Ordinary Shares [Member] | KOKO (Camden) UK Limited [Member]
Number Of Shares Sold		2,750
Settlement Agreement [Member] | Messrs Ellin And Bengough [Member] | Common stock [Member] | KOKO (Camden) UK Limited [Member]
Number Of Shares Sold		48,878
Settlement Agreement [Member] | Escrow Agent [Member] | Litigation Case [Member] | BTG Financial Consulting LLP [Member]
Description of valuation report					The parties and that its analysis yielded that the value of the ordinary shares of OCHL is £3,612,057, therefore entitling us to £1,769,029 (or 50% of the value) minus £37,000 (the "Final Sale Price").